UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         December 31, 2005

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):                  [  ] is a restatement.
                                                       [  ] adds new holdings
                                                            entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Advisors LLC
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

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          /s/ Mark McKeefry                             New York, NY                          January 13, 2005
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                 [Signature]                                [City, State]                          [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None


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                                                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                   0

Form 13F Information Table Entry Total:                              24

Form 13F Information Table Value Total:                             $164,819
                                                                (in thousands)

List of Other Included Managers:

None

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                                                      FORM 13F INFORMATION TABLE

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COLUMN I           COLUMN 2      COLUMN 3    COLUMN 4              COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                                                         SHRS OR
NAME OF ISSUER     TITLE OF                   VALUE         PRM      SH/    PUT/     INVESTMENT      OTHER           VOTING
                     CLASS       CUSIP       (X$1000)       AMT      PRN    CALL     DISCRETION     MANAGERS        AUTHORITY
---------------    --------      -----       --------    --------    ----   ----     ----------     --------     -----------------
                                                                                                                 SOLE  SHARED NONE
                                                                                                                 ----  ------ -----

MANUGISTICS       Note 5.000%   565011AB9     22,785    24,467,000                      SOLE                      X
GROUP INC            11/0
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VEECO             Note 4.125%   922417AB6      9,857    10,500,000                      SOLE                      X
INSTRUMENTS INC      12/2
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FINISAR           Note 5.250%   31787AAC5      8,348     9,500,000                      SOLE                      X
CORPORATION          10/1
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LEAR              Note          521865AG0      2,358     5,500,000                      SOLE                      X
CORPORATION          2/2
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ISIS              Note 5.500%   464337AC8     14,983    17,099,000                      SOLE                      X
PHARMACEUTICALS      5/0
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NETWORK EQUIP     SDCV 7.250%   641208AA1      1,770     2,000,000                      SOLE                      X
TECH                 5/1
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JDS UNIPHASE      Note          46612JAB7      8,899    10,500,000                      SOLE                      X
CORPORATION         11/1
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ICOS              Note 2.000%   449295AB0     19,410    24,112,000                      SOLE                      X
CORPORATION         7/0
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FINISAR           Note 2.500%   31787AAF8     10,905    12,000,000                      SOLE                      X
CORPORATION         10/1
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KULICKE & SOFFA   Note 0.500%   501242AL5     18,619        23,909                      SOLE                      X
INDUSTRIES INC      11/3
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INCYTE            Note 3.500%   45337CAE2      9,578    12,500,000                      SOLE                      X
CORPORATION          2/1
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CALPINE           Note 6.000%   131347BM7        210     1,000,000                      SOLE                      X
CORPORATION          9/3
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COVAD
COMMUNICATIONS    DBCV 3.000%   222814AR6      3,694     5,840,000                      SOLE                      X
GROUP                3/1
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GATEWAY INC.      Note 1.500%   367626AB4      1,082     1,500,000                      SOLE                      X
                     12/3
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LEVEL 3
COMMUNICATIONS    Note 5.250%   52729NBF6      3,281     3,900,000                      SOLE                      X
INC                  12/1
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SYNAPTICS INC.   Note 0.750%    87157DAB5     23,222    28,450,000                      SOLE                      X
                     12/0
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AMERIGROUP
CORPORATION        COM   03073T102               930        47,800                      SOLE                      X
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MARKWEST
HYDROCARBON INC    COM   570762104             1,789        81,300                      SOLE                      X
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TENET HEALTHCARE
CORPORATION        COM   88033G100                77        10,000                      SOLE                      X
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AVICI SYSTEMS
INC                COM   05367L802               193        49,262                      SOLE                      X
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MOLINA
HEALTHCARE INC     COM   60855R100               372        14,000                      SOLE                      X
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SIGMATEL INC       COM   82661W107               459        35,000                      SOLE                      X
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HAWAIIAN
HOLDINGS INC       COM   419879101             1,631       408,900                      SOLE                      X
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SSA GLOBAL
TECHNOLOGIES,
INC.               COM   78465P108               367        20,181                      SOLE                      X
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